Average Annual Total Returns		12 Months Ended	60 Months Ended	83 Months Ended	108 Months Ended
	Jun. 12, 2026	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Siren DIVCON Leaders Dividend ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%		14.67%
Performance Inception Date	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.41%	12.85%		13.74%
Performance Inception Date	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.30%	12.77%		13.42%
Performance Inception Date	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.06%	12.44%		13.01%
Performance Inception Date	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.27%	10.18%		11.04%
Performance Inception Date	Jan. 06, 2016
SIREN NEXGEN ECONOMY ETF | MSCI ACWI Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	8.55%
Performance Inception Date	Jan. 17, 2018
SIREN NEXGEN ECONOMY ETF | SIREN NEXGEN ECONOMY ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	0.69%	1.91%
Performance Inception Date	Jan. 17, 2018
SIREN NEXGEN ECONOMY ETF | SIREN NEXGEN ECONOMY ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.22%	0.55%	1.70%
Performance Inception Date	Jan. 17, 2018
SIREN NEXGEN ECONOMY ETF | SIREN NEXGEN ECONOMY ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.41%	0.56%	1.47%
Performance Inception Date	Jan. 17, 2018